DEFINED CONTRIBUTION PLANS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Contribution Plans Disclosure [Abstract]
Employer matching contribution (in hundredths)	50.00%
Employee contributions for most members (in hundredths)	6.00%
Defined contribution plan exception of matching (in hundredths)	25.00%
Contribution made by employer	$ 2.1	$ 2.1	$ 0.7